Net Loss Per Share (Details 1) - shares		3 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Anti-dilutive shares			24,174,279	9,326,364
Stock Option Plan 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Anti-dilutive shares		7,409,701	7,359,504
Public Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Anti-dilutive shares			7,736,416
Convertible Notes 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Anti-dilutive shares			3,328,359
Convertible Notes Warrants 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Anti-dilutive shares			1,000,000
G R N V Sponsor Private Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Anti-dilutive shares			2,100,000
Class B Common Shares Held Escrow [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Anti-dilutive shares			1,600,000
C E O Performance Award 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Anti-dilutive shares			600,000	600,000
Omnibus Plan 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Anti-dilutive shares			450,000
Other Equity Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Anti-dilutive shares				162,302
Convertible Preferred Stock Series B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Anti-dilutive shares	[1]			1,154,361

[1]	The number of Common Shares presented is based on the actual number of Common Shares issued for the conversion of 453 Convertible Preferred Stock Series B, on August 12, 2021.